Schedule of Investments PIMCO Flexible Municipal Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.4% ¤
CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 1.4%
Barclays PLC 8.000% due 06/15/2024 •(f)(h)	$800	$904
BNP Paribas S.A. 7.000% due 08/16/2028 •(f)(h)	1,300	1,553
Credit Agricole S.A. 7.875% due 01/23/2024 •(f)(h)	800	893
Credit Suisse Group AG 7.250% due 09/12/2025 •(f)(h)	3,000	3,326
HSBC Holdings PLC 6.500% due 03/23/2028 •(f)(h)	2,200	2,482
ING Groep NV 5.750% due 11/16/2026 •(f)(h)	900	986
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	12,000	3,748
UBS Group AG 7.000% due 02/19/2025 •(f)(h)	930	1,061
VM Fund LLC 8.625% due 02/28/2031 «	2,000	1,971

		16,924

INDUSTRIALS 1.0%
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,000	2,883
CAN Community Health, Inc. 8.500% due 03/01/2028	3,000	3,345
Tower Health 4.451% due 02/01/2050	3,500	3,141
Wild Rivers Water Park 8.500% due 11/01/2051	2,500	2,499

		11,868

Total Corporate Bonds & Notes (Cost $28,128)		28,792

MUNICIPAL BONDS & NOTES 103.6%
ALABAMA 2.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	3,500	4,275
4.000% due 10/01/2052	6,000	6,869
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,000	1,030
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 6.750% due 10/01/2046 (e)	1,000	1,026
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
7.750% due 10/01/2046 (e)	1,000	1,028
7.900% due 10/01/2050 (e)	5,250	5,398
Montgomery, Alabama General Obligation Bonds, Series 2021
4.000% due 12/01/2038	900	1,078
4.000% due 12/01/2040	800	953
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	521
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	1,858	2,000

		24,178

ALASKA 0.4%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	20,000	4,378

ARIZONA 2.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2033	500	440
4.500% due 01/01/2039	1,615	1,454
4.500% due 01/01/2049	1,000	1,001
5.000% due 01/01/2030	645	577
5.000% due 01/01/2054	3,000	3,119
5.125% due 01/01/2054	3,000	2,891

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,030	1,226
Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	753
5.500% due 07/01/2031	325	352
6.000% due 07/01/2051	1,500	1,645
7.750% due 01/01/2054	1,250	981
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2027	555	503
5.000% due 01/01/2028	585	530
5.000% due 01/01/2029	1,510	1,485
Arizona Industrial Development Authority Revenue Notes, Series 2020
4.000% due 07/01/2022	345	345
6.250% due 07/01/2024	1,700	1,830
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	1,500	1,631
Maricopa County, Arizona School District No 83-Cartwright Elementary Revenue Bonds, Series 2020 4.000% due 10/01/2044	3,000	3,573
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	4,133

		28,469

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	2,445	2,684

CALIFORNIA 11.9%
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	500	555
Bay Area Toll Authority, California Revenue Bonds, Series 2007 0.040% due 04/01/2047	5,400	5,400
California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	3,000	3,338
5.000% due 08/01/2049	1,000	1,122
California Community Housing Agency Revenue Bonds, Series 2020 5.000% due 08/01/2050	750	852
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	1,500	1,619
4.000% due 08/01/2046	1,750	1,884
4.000% due 08/01/2047	2,500	2,663
4.000% due 02/01/2056	1,500	1,615
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	1,042
California Educational Facilities Authority Revenue Bonds, Series 2021 5.000% due 04/01/2051	4,750	7,279
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,640	1,713
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050	4,380	4,380
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.750% (MUNIPSA) due 12/01/2050 ~	1,750	1,779
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	2,000	2,356
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	1,122
California Municipal Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046	1,000	1,134
California Municipal Finance Authority Revenue Notes, Series 2019 4.000% due 07/15/2029	2,250	2,549
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,500	1,594
California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(b)	2,500	762
7.500% due 12/01/2040	500	528
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,500	1,726
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2011 0.040% due 10/01/2046	11,975	11,975
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,480
California State University Revenue Notes, Series 2021
1.674% due 11/01/2029	3,000	2,966
1.794% due 11/01/2030	2,000	1,967
California Statewide Communities Development Authority Revenue Bonds, Series 2008 0.050% due 08/15/2047	4,950	4,950
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,500	2,927
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 07/01/2056	6,900	7,274
4.000% due 08/01/2056	3,000	3,180
4.000% due 10/01/2056	3,500	3,697
4.000% due 02/01/2057	2,000	2,100
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	1,635	1,619

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2021
2.746% due 06/01/2034 (a)	1,100	1,115
3.000% due 06/01/2046 (a)	8,000	8,159
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	2,346
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	4,125	4,301
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	4,992
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2039	1,000	1,274
Modesto, California Water Revenue Certificates of Participation Bonds, (AGC Insured), Series 2008 0.050% due 10/01/2036	2,000	2,000
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,500	2,720
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,242
4.000% due 05/15/2040	730	854
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2033	515	588
4.000% due 09/01/2035	600	682
San Francisco, California Special Tax District No 2020-1 City & County Special Tax Bonds, Series 2021 4.000% due 09/01/2041	800	912
San Francisco, California Special Tax District No 2020-1 City & County Special Tax notes, Series 2021 4.000% due 09/01/2031	150	174
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	1,000	1,133
Southern California Public Power Authority Revenue Bonds, Series 2020 0.050% due 07/01/2036	12,950	12,950
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (d)	5,000	1,239
4.000% due 06/01/2049	1,750	2,021
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	196
5.000% due 06/01/2031	500	643
5.000% due 06/01/2032	1,000	1,283
5.000% due 06/01/2048	975	1,186
University of California Revenue Bonds, Series 2021 4.000% due 05/15/2051	3,000	3,513

		146,670

COLORADO 2.2%
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	5,750	5,659
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	1,000	1,087
7.900% due 12/15/2050	1,125	1,123
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,122
Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2051	8,000	9,333
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2016 5.750% due 12/01/2036	1,000	1,027
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036 (a)	1,250	1,286
4.000% due 12/01/2041 (a)	2,500	2,549
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,678
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	554
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	1,124

		26,542

CONNECTICUT 1.6%
Connecticut Housing Finance Authority Revenue Bonds, Series 2020 0.060% due 05/15/2050	2,500	2,500
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,350	1,588
5.000% due 05/01/2035	1,500	1,929
Connecticut State General Obligation Bonds, Series 2019 5.000% due 04/15/2039	1,000	1,243
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 0.250% due 07/01/2049	5,000	4,989
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	5,065	5,387
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	1,000	1,113

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Steel Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2021 4.000% due 04/01/2051 (a)	500	510

		19,259

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	4,500	4,535

FLORIDA 3.7%
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,856
5.000% due 10/01/2032	1,350	1,664
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,992
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	6,000	530
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	500	280
5.000% due 07/01/2043 ^(b)	250	80
5.250% due 07/01/2048 ^(b)	250	80
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,935	1,349
Florida Development Finance Corp. Revenue Bonds, Series 2019
6.250% due 01/01/2049	1,000	1,020
6.500% due 01/01/2049	2,105	2,146
7.375% due 01/01/2049	6,230	6,784
Florida Development Finance Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2032	1,500	1,572
4.000% due 11/15/2034	3,300	4,044
4.000% due 11/15/2035	1,850	2,262
5.000% due 06/01/2051	1,400	1,597
JEA Electric System, Florida Revenue Bonds, Series 2008 0.070% due 10/01/2034	2,845	2,845
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008 0.070% due 10/01/2038	3,000	3,000
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,163
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	1,000	1,131
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (d)	1,850	1,316
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	500	589
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	2,130	2,673
Seminole County, Florida Industrial Development Authority Revenue Bonds, Series 2019 5.750% due 11/15/2054	1,000	1,118
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2041	500	549
4.000% due 12/15/2050	500	543
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	491
0.000% due 09/01/2045 (d)	1,850	795
4.000% due 07/01/2039	1,200	1,392

		44,861

GEORGIA 2.6%
Atlanta Department of Airport Passenger Facility Charge, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2040	4,000	4,576
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040	400	301
Burke County, Georgia Development Authority Revenue Bonds, Series 2013 2.925% due 11/01/2053	1,000	1,059
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,500	1,686
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,000	1,028
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056 (a)	3,000	3,123
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	880	979
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	7,000	8,271
Main Street Natural Gas Inc., Georgia Revenue Bonds, Series 2018 0.888% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,000	1,010
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,750	1,998
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,500	2,255
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	2,236
5.000% due 01/01/2048	1,000	1,197

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021 5.000% due 01/01/2063	2,000	2,406

		32,125

GUAM 0.2%
Guam Department of Education Certificates of Participation Notes, Series 2020
3.625% due 02/01/2025	1,000	1,050
4.250% due 02/01/2030	1,500	1,670

		2,720

ILLINOIS 9.2%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC Insured), Series 1998 0.000% due 12/01/2028 (d)	1,245	1,108
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	2,000	2,226
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021 5.000% due 12/01/2037	2,500	3,114
Chicago Board of Education, Illinois General Obligation Notes, Series 2019 0.000% due 12/01/2026 (d)	1,000	928
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,189
Chicago Park District, Illinois General Obligation Bonds, Series 2011 5.000% due 01/01/2026	1,280	1,293
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2034	1,200	1,405
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
3.912% due 12/01/2040	1,000	1,128
4.000% due 12/01/2050	1,000	1,140
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 1999 0.000% due 01/01/2027 (d)	1,000	928
Chicago, Illinois General Obligation Bonds, Series 2002 5.000% due 01/01/2024	1,915	2,099
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	515	520
Chicago, Illinois General Obligation Bonds, Series 2011 7.781% due 01/01/2035	9,475	13,140
Chicago, Illinois General Obligation Bonds, Series 2014
5.000% due 01/01/2027	1,700	1,853
5.000% due 01/01/2036	1,000	1,074
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,453
Chicago, Illinois General Obligation Bonds, Series 2019
5.000% due 01/01/2039	1,000	1,203
5.500% due 01/01/2049	500	609
Chicago, Illinois General Obligation Bonds, Series 2020 5.000% due 01/01/2031	1,000	1,256
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 5.000% due 11/01/2042	1,000	1,043
Chicago, Illinois Waterworks Revenue Bonds, Series 2014 4.000% due 11/01/2032	50	54
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2032	1,200	1,567
Illinois Finance Authority Revenue Bonds, Series 2008
0.070% due 11/01/2038	2,000	2,000
4.000% due 11/01/2030	2,000	2,249
Illinois Finance Authority Revenue Bonds, Series 2017 5.125% due 02/15/2045 ^(b)	250	181
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049	2,100	2,318
Illinois Finance Authority Revenue Bonds, Series 2020
0.090% due 08/15/2049	8,000	8,000
4.000% due 08/15/2040	1,750	2,065
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2050	2,290	2,552
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,105	1,404
Illinois State General Obligation Bonds, Series 2014 5.250% due 02/01/2029	950	1,045
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,937
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2022	3,000	3,149
5.000% due 11/01/2027	3,530	4,303
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	1,500	1,635
Illinois State General Obligation Notes, Series 2020
5.375% due 05/01/2023	1,250	1,347
5.500% due 05/01/2030	1,000	1,304
Illinois State General Obligation Notes, Series 2021 5.000% due 03/01/2028	1,000	1,226
Illinois State Revenue Bonds, Series 2011 5.000% due 06/15/2029	1,000	1,002
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,215	3,446

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Illinois State Revenue Bonds, Series 2018 4.750% due 06/15/2043	3,000	3,522
Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2022	3,000	3,099
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	3,000	3,773
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2034 (d)	1,000	751
0.000% due 06/15/2035 (d)	2,000	1,461
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
4.000% due 12/15/2042 (a)	1,000	1,137
4.000% due 12/15/2047 (a)	4,525	5,087
4.000% due 06/15/2052 (a)	2,500	2,801
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	2,000	2,659
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 2.957% due 01/01/2032	2,000	2,089
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	2,000	2,476

		113,348

INDIANA 1.0%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,860
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	1,000	1,054
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	7,000	6,643
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 5.000% due 11/15/2046	1,000	1,190

		12,747

IOWA 1.9%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 0.123% due 08/15/2032	3,900	3,900
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 0.035% due 08/15/2029	8,125	8,125
Iowa Finance Authority Revenue Bonds, Series 2021 1.500% due 01/01/2042	4,500	4,530
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (d)	36,000	6,669

		23,224

KANSAS 0.5%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	4,865	6,479

KENTUCKY 1.1%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	714
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.125% due 07/01/2055	2,660	2,850
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,000	2,161
4.000% due 01/01/2049	2,500	2,754
Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	1,145
4.000% due 11/01/2036	1,000	1,143
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	2,000	2,125

		12,892

LOUISIANA 1.2%
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 0.000% due 10/01/2029 (e)	305	327
Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	300	397
6.350% due 10/01/2040	2,200	2,910
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	2,500	2,840
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,750	2,839
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 5.000% due 02/01/2034 (a)	4,000	5,063

		14,376

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2019 5.250% due 06/15/2034 ^(b)	500	275

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,082

		1,357

MARYLAND 1.8%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,080	1,264
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	1,000	1,142
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	1,250	1,345
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	1,000	1,143
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	262
4.000% due 06/01/2038	500	581
4.000% due 06/01/2040	500	578
Maryland State Transportation Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	7,000	9,009
Washington Suburban Sanitary Commission, Maryland Revenue Notes, Series 2016 0.040% due 06/01/2023	7,300	7,300

		22,624

MASSACHUSETTS 0.6%
Massachusetts Development Finance Agency Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	1,159
5.000% due 07/01/2032	250	328
Massachusetts Development Finance Agency Revenue Notes, Series 2021 5.000% due 07/01/2030	150	194
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 1997 0.050% due 07/01/2027	4,000	4,000
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,500	1,863

		7,544

MICHIGAN 1.6%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	500	612
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	9,000	8,580
Detroit, Michigan General Obligation Notes, Series 2021 2.189% due 04/01/2024	400	403
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.697% (US0003M) due 07/01/2032 ~	2,930	2,934
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2045 (d)	5,000	1,533
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	1,204
Michigan Strategic Fund Revenue Bonds, Series 2021 4.000% due 10/01/2061	1,000	1,112
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	12,000	1,541
0.000% due 06/01/2058 (d)	25,000	1,235

		19,154

MINNESOTA 0.1%
St Paul Park, Minnesota Revenue Bonds, Series 2018 5.000% due 05/01/2053	1,000	1,056

MISSOURI 1.3%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2041	1,400	1,576
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2049	1,000	1,130
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2021 4.000% due 07/01/2046 (g)	10,750	12,710
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	1,000	1,146

		16,562

NEVADA 0.4%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 0.250% due 01/01/2050	5,000	5,000

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2018 0.425% (MUNIPSA) due 10/01/2033 ~	1,000	1,004
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2041	2,250	2,454

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

New Hampshire Business Finance Authority Revenue Notes, Series 2019 2.150% due 09/01/2025	1,000	1,040
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	311
4.000% due 01/01/2031	295	327
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,549
New Hampshire Health and Education Facilities Authority Act Revenue Notes, Series 2017 4.125% due 07/01/2024	1,035	549

		7,234

NEW JERSEY 4.4%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	1,020	1,117
New Jersey Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/15/2023	500	515
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2038	1,000	1,168
New Jersey Economic Development Authority Revenue Notes, Series 2017 5.000% due 06/15/2027	1,450	1,774
New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2026	8,250	9,921
5.250% due 09/01/2027	3,000	3,706
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009 0.050% due 07/01/2043	13,200	13,200
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	2,000	2,439
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (d)	3,000	2,218
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,573
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	1,000	1,165
New Jersey Turnpike Authority Revenue Bonds, Series 2021 4.000% due 01/01/2042	2,500	2,939
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	2,000	2,383
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	3,470	4,069
5.250% due 06/01/2046	1,000	1,207
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	5,000	5,065

		54,459

NEW YORK 9.5%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	2,350	2,655
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020 5.000% due 07/01/2040	500	607
Huntington Local Development Corp., New York Revenue Notes, Series 2021 3.000% due 07/01/2025	1,725	1,786
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 0.608% (0.67*US0001M + 0.550%) due 11/01/2041 ~	1,000	1,003
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013 0.878% (0.67* US0001M + 0.820%) due 11/01/2026 ~	1,725	1,728
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.000% due 11/15/2029	2,230	2,662
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	1,500	1,820
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 4.000% due 11/15/2049	1,250	1,389
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020
4.000% due 02/01/2022	3,505	3,547
5.000% due 02/01/2023	1,030	1,093
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 5.000% due 12/01/2034	1,160	1,491
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020 5.000% due 12/01/2029	1,100	1,412
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,000	1,084
New York City Housing Development Corp. Revenue Bonds, Series 2014 4.500% due 02/15/2048	1,000	1,034
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 6.246% due 03/01/2026	3,000	3,139
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	1,350	1,659
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 0.080% due 11/01/2042	1,555	1,555
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 11/01/2037	1,000	1,185
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2021 5.000% due 11/01/2031	5,000	6,620
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021 4.000% due 07/15/2036	2,500	2,994

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

New York County, New York Tobacco Trust V Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	2,694
0.000% due 06/01/2060 (d)	90,000	4,242
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	4,383
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,756
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2029	7,000	9,027
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	3,461
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	1,000	1,049
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2042	1,000	1,229
New York State Urban Development Corp. Revenue Notes, Series 2020 5.000% due 03/15/2030	3,000	3,944
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	1,580	1,901
5.000% due 01/01/2036	500	598
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,500	1,741
5.000% due 10/01/2040	1,500	1,857
5.250% due 08/01/2031	2,815	3,346
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 10/31/2041	2,250	2,590
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	2,000	2,267
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	1,500	1,755
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	2,000	2,050
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	1,325	1,538
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	1,050
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2008 0.000% due 06/01/2048 (d)	16,730	2,075
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	7,190	1,374
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	9,150	9,144
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	1,500	1,884
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,000	1,276
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2008 0.050% due 04/01/2029	4,100	4,100
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,250	1,373
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2022	1,790	1,844
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	1,065

		117,076

NORTH CAROLINA 3.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	3,500	4,705
North Carolina Medical Care Commission Revenue Bonds, Series 2004 0.050% due 11/01/2034	21,000	21,000
North Carolina Medical Care Commission Revenue Bonds, Series 2020 4.000% due 11/01/2052 (g)	10,800	12,409
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	900	976
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2029	275	311
4.000% due 03/01/2030	285	322
4.000% due 03/01/2031	290	326
North Carolina Turnpike Authority Revenue Bonds, Series 2019 4.000% due 01/01/2055	1,000	1,124
Town of Cary, North Carolina General Obligation Bonds, Series 2006 0.070% due 06/01/2027	1,920	1,920

		43,093

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031	1,500	1,515

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

7.000% due 12/15/2043	1,000	1,006

		2,521

OHIO 2.9%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	2,500	2,535
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	25,000	4,005
4.000% due 06/01/2048	2,500	2,782
5.000% due 06/01/2055	5,190	5,879
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	1,000	1,049
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,161
Franklin County, Ohio Revenue Bonds, Series 2019 4.000% due 12/01/2049	2,530	2,896
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(b)	3,185	1,599
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	1,000	1,037
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	1,049
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	1,550	1,784
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	2,000	2,149
Ohio State Revenue Bonds, Series 2020
5.000% due 11/15/2032	1,040	1,313
5.000% due 11/15/2034	1,720	2,156
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	1,500	1,725
Southern Ohio Port Authority Revenue Notes, Series 2020
6.250% due 12/01/2025	1,500	1,639
13.000% due 12/01/2027	1,000	1,100

		35,858

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2035	1,000	1,125
Oklahoma Development Finance Authority Revenue Notes, Series 2020 1.625% due 07/06/2023	2,000	2,016

		3,141

OREGON 1.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2008 0.030% due 06/01/2037	3,785	3,785
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	829
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2045 (g)	5,000	5,808
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	3,900	839
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,500	1,827
Oregon State Business Development Commission Revenue Bonds, Series 2020 0.000% due 04/01/2037 ^(b)(e)	5,230	1,125
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020 5.000% due 06/15/2033	2,200	2,868

		17,081

PENNSYLVANIA 4.1%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	2,000	2,059
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	2,000	2,365
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050 (g)	10,000	11,343
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 1.150% (MUNIPSA) due 08/15/2038 ~(i)	3,000	3,082
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	2,151
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,165	2,407
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038	450	346
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
5.000% due 10/15/2031	1,400	1,875
9.000% due 04/01/2051	5,000	6,124
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2015 5.000% due 12/31/2022	1,000	1,057

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	1,000	1,125
Pennsylvania Turnpike Commission Revenue Bonds, Series 2020 0.060% due 12/01/2050	9,000	9,000
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2041	2,000	2,373
4.000% due 12/01/2044	4,000	4,671
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	500	532

		50,510

PUERTO RICO 9.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	6,141
Commonwealth of Puerto Rico General Obligation Bonds, Series 2001 5.125% due 07/01/2031 ^(b)	1,500	1,451
Commonwealth of Puerto Rico General Obligation Bonds, Series 2003 5.000% due 07/01/2033 ^(b)	1,425	1,375
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008 5.500% due 07/01/2032 ^(b)	4,000	3,850
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	2,500	2,194
5.500% due 07/01/2039 ^(b)	6,000	5,520
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(b)	9,100	7,872
CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 1.000% due 01/01/2045 ^(b)	13,000	12,187
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040 ^	9,220	8,678
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, Series 2012 5.250% due 07/01/2042	1,000	1,037
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds, Series 2008 6.150% due 07/01/2038 ^(b)	1,000	116
Puerto Rico Convention Center District Authority Revenue Bonds, (AGC Insured), Series 2006 4.500% due 07/01/2036	1,500	1,503
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
5.250% due 07/01/2022 ^(b)	600	590
5.250% due 07/01/2023 ^(b)	3,540	3,482
5.250% due 07/01/2030 ^(b)	300	295
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 1998 5.000% due 07/01/2028 ^(b)	2,090	345
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2003
5.000% due 07/01/2028 ^(b)	2,325	384
5.000% due 07/01/2042 ^(b)	2,000	1,130
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005
5.000% due 07/01/2026 ^(b)	7,000	3,955
5.000% due 07/01/2030 ^(b)	7,400	4,181
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.000% due 07/01/2024 ^(b)	1,950	1,102
5.000% due 07/01/2046 ^(b)	5,000	2,825
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2005
5.000% due 07/01/2037 ^(b)	1,000	464
5.000% due 07/01/2041 ^(b)	16,500	7,652
Puerto Rico Infrastructure Financing Authority Revenue Bonds, Series 2006 5.000% due 07/01/2037 ^(b)	5,615	2,604
Puerto Rico Public Buildings Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	3,500	3,745
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (d)	52,489	12,543
4.750% due 07/01/2053	1,000	1,121
5.000% due 07/01/2058	7,100	8,071
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	750	834
4.550% due 07/01/2040	1,450	1,633
4.784% due 07/01/2058	4,490	5,045

		113,925

RHODE ISLAND 0.4%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	283
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	4,000	4,454

		4,737

SOUTH CAROLINA 1.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
4.000% due 12/01/2044 (g)	5,000	5,793
5.000% due 12/01/2046	2,000	2,504
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051	500	517
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2021 8.750% due 07/01/2025	700	708

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

South Carolina Public Service Authority Revenue Bonds, Series 2013 5.784% due 12/01/2041	1,000	1,389
South Carolina State Housing Finance & Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2014 3.800% due 07/01/2034	740	753

		11,664

TENNESSEE 2.6%
Franklin Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2017 6.500% due 06/01/2027 ^(b)	2,620	786
Knoxville, Tennessee Wastewater System Revenue Bonds, Series 2021 4.000% due 04/01/2036	7,000	8,648
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	570	548
5.625% due 01/01/2046	500	473
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 0.080% due 06/01/2042	15,390	15,390
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	2,250	2,380
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2017 4.000% due 05/01/2048	1,000	1,050
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2018 4.000% due 11/01/2049	2,500	2,803

		32,078

TEXAS 5.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	2,675	2,642
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	1,000	1,088
9.000% due 03/01/2039	2,600	3,031
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,320
6.500% due 07/01/2026	2,750	2,826
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 5.000% due 01/01/2046	1,000	1,249
Central Texas Regional Mobility Authority Revenue Notes, Series 2021 5.000% due 01/01/2027	1,000	1,168
Central Texas Turnpike System Revenue Bonds, Series 2015 5.000% due 08/15/2042	1,000	1,119
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2026	1,000	1,099
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	3,000	3,435
Houston, Texas Airport System Revenue Notes, Series 2020 5.000% due 07/15/2027	2,500	2,931
New Hope Cultural Education Facilities Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2036	2,065	1,948
5.000% due 07/01/2046	2,000	1,544
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 07/01/2046	1,050	1,006
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,500	1,393
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	278
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Notes, Series 2016 4.000% due 07/01/2022	1,160	1,158
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	250	258
Plano, Texas Special Assessment Bonds, Series 2021 4.375% due 09/15/2051	1,000	1,011
Port of Beaumont Industrial Development Authority, Texas Revenue Notes, Series 2021 4.100% due 01/01/2028	6,300	6,201
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2019 1.750% due 12/01/2045	1,500	1,563
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2021 5.000% due 02/01/2046	5,500	6,936
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds, Series 2021 5.000% due 12/15/2032	1,500	2,009
Texas Municipal Gas Acquisition and Supply Corp. I Revenue Bonds, Series 2006 1.528% (US0003M) due 12/15/2026 ~	3,000	3,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 12/31/2033	3,000	3,781
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2049	5,000	6,185

		61,180

UTAH 0.6%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	4,000	4,163

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2002 0.040% due 05/15/2035	3,515	3,515

		7,678

VIRGINIA 1.2%
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2052	3,000	3,553
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	1,733
5.500% due 07/01/2044	5,000	5,470
7.500% due 07/01/2052	3,500	3,757

		14,513

WASHINGTON 3.4%
Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	3,000	3,403
5.000% due 08/01/2049	2,000	2,280
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	4,000	4,686
Washington State General Obligation Bonds, Series 2021 5.000% due 02/01/2042	2,500	3,204
Washington State Housing Finance Commission Revenue Bonds, Series 2008 0.050% due 10/01/2029	2,025	2,025
Washington State Housing Finance Commission Revenue Bonds, Series 2014 0.050% due 09/01/2049	21,950	21,950
Washington State Housing Finance Commission Revenue Bonds, Series 2021 3.500% due 12/20/2035	3,981	4,599

		42,147

WEST VIRGINIA 0.6%
Monongalia County, West Virginia Commission Excise Tax District Revenue Bonds, Series 2021 4.875% due 06/01/2043	1,000	1,079
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	20,100	2,179
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,000	4,157
West Virginia Economic Development Authority Revenue Bonds, Series 2021 4.125% due 07/01/2045	500	528

		7,943

WISCONSIN 4.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.000% due 06/01/2037	2,000	2,038
6.750% due 08/01/2031	7,000	7,809
7.000% due 01/01/2050	1,000	978
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,000	1,531
7.000% due 07/01/2048	2,800	2,694
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	1,500	1,578
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	1,121
5.250% due 03/01/2055	1,500	1,718
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041 (a)	3,600	4,344
4.500% due 06/01/2056	3,500	3,492
5.000% due 07/01/2037	500	633
5.000% due 07/01/2039	500	629
5.000% due 07/01/2041	500	626
5.625% due 06/01/2050	2,015	2,016
6.500% due 09/01/2036	5,650	5,683
6.500% due 06/01/2045	2,850	2,738
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,500	1,667
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	2,052
0.000% due 12/15/2039 (d)	3,250	1,900
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
0.080% due 04/01/2035	5,000	5,000
4.000% due 10/15/2036	2,375	2,846

		53,093

Total Municipal Bonds & Notes (Cost $1,218,865)		1,272,715

	SHARES
MUTUAL FUNDS 1.6%
BlackRock MuniHoldings California Quality Fund, Inc.	204,166	3,199
BlackRock MuniHoldings Fund, Inc.	167,840	2,748

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

BlackRock MuniYield California Fund, Inc.	21,277	323
BlackRock MuniYield California Quality Fund, Inc.	192,451	3,058
BlackRock New York Municipal Income Trust	40,759	625
Nuveen California Quality Municipal Income Fund	154,979	2,432
Nuveen Municipal Credit Income Fund	299,280	5,004
Nuveen Quality Municipal Income Fund	126,312	1,973

Total Mutual Funds (Cost $18,247)		19,362

PREFERRED SECURITIES 1.6%
BANKING & FINANCE 1.6%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	3,740,000	4,273
Charles Schwab Corp.
4.000% due 06/01/2026 •(f)	1,500,000	1,568
4.000% due 12/01/2030 •(f)	2,400,000	2,479
5.000% due 12/01/2027 •(f)	3,400,000	3,627
Citigroup, Inc. 5.000% due 09/12/2024 •(f)	1,000,000	1,047
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(f)	800,000	836
6.100% due 10/01/2024 •(f)	1,000,000	1,087
SVB Financial Group 4.100% due 02/15/2031 •(f)	1,300,000	1,343
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,200,000	3,686

Total Preferred Securities (Cost $19,297)		19,946

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.2%
REPURCHASE AGREEMENTS (j) 0.1%		1,066

U.S. TREASURY BILLS 2.7%
0.047% due 10/07/2021 - 03/03/2022 (c)(d)	$33,700	33,698

U.S. TREASURY CASH MANAGEMENT BILLS 4.4%
0.042% due 01/18/2022 - 01/25/2022 (c)(d)	53,800	53,793

MUNICIPAL BONDS & NOTES 0.0%
Chicago Board of Education, Illinois General Obligation Notes, Series 2021 5.000% due 12/01/2021	400	403

Total Municipal Bonds & Notes (Cost $403)		403

Total Short-Term Instruments (Cost $88,959)		88,960

Total Investments in Securities (Cost $1,373,496)		1,429,775

Total Investments 116.4% (Cost $1,373,496)		$1,429,775
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (10.2)%		(124,715)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (2.0)%		(24,811)
Financial Derivative Instruments (k) (0.0)%(Cost or Premiums, net $0)		(46)
Other Assets and Liabilities, net (4.2)%		(52,237)

Net Assets Applicable to Common Shareholders 100.0%		$1,227,966

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	1.150%	08/15/2038	09/14/2021	$3,085	$3,082	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	09/30/2021	10/01/2021	$1,066	U.S. Treasury Notes 1.625% due 12/15/2022	$(1,087)	$1,066	$1,066

Total Repurchase Agreements	$(1,087)	$1,066	$1,066

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2021	248	$(32,639)	$507	$0	$(35)
U.S. Treasury 30-Year Bond December Futures	12/2021	85	(13,534)	363	0	(11)

Total Futures Contracts	$870	$0	$(46)

Cash of $1,584 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,953	$1,971	$16,924
Industrials	0	11,868	0	11,868
Municipal Bonds & Notes
Alabama	0	24,178	0	24,178
Alaska	0	4,378	0	4,378
Arizona	0	28,469	0	28,469
Arkansas	0	2,684	0	2,684
California	0	146,670	0	146,670
Colorado	0	26,542	0	26,542
Connecticut	0	19,259	0	19,259
Delaware	0	4,535	0	4,535
Florida	0	44,861	0	44,861
Georgia	0	32,125	0	32,125
Guam	0	2,720	0	2,720
Illinois	0	113,348	0	113,348
Indiana	0	12,747	0	12,747
Iowa	0	23,224	0	23,224
Kansas	0	6,479	0	6,479
Kentucky	0	12,892	0	12,892
Louisiana	0	14,376	0	14,376
Maine	0	1,357	0	1,357
Maryland	0	22,624	0	22,624
Massachusetts	0	7,544	0	7,544
Michigan	0	19,154	0	19,154
Minnesota	0	1,056	0	1,056
Missouri	0	16,562	0	16,562
Nevada	0	5,000	0	5,000
New Hampshire	0	7,234	0	7,234
New Jersey	0	54,459	0	54,459
New York	0	117,076	0	117,076
North Carolina	0	43,093	0	43,093
North Dakota	0	2,521	0	2,521
Ohio	0	35,858	0	35,858
Oklahoma	0	3,141	0	3,141
Oregon	0	17,081	0	17,081
Pennsylvania	0	50,510	0	50,510
Puerto Rico	0	113,925	0	113,925
Rhode Island	0	4,737	0	4,737
South Carolina	0	11,664	0	11,664
Tennessee	0	32,078	0	32,078
Texas	0	61,180	0	61,180
Utah	0	7,678	0	7,678
Virginia	0	14,513	0	14,513
Washington	0	42,147	0	42,147
West Virginia	0	7,943	0	7,943
Wisconsin	0	53,093	0	53,093
Mutual Funds	19,362	0	0	19,362
Preferred Securities
Banking & Finance	0	19,946	0	19,946
Short-Term Instruments
Repurchase Agreements	0	1,066	0	1,066
U.S. Treasury Bills	0	33,698	0	33,698
U.S. Treasury Cash Management Bills	0	53,793	0	53,793
Municipal Bonds & Notes	0	403	0	403

Total Investments	$19,362	$1,408,442	$1,971	$1,429,775

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(46)	$0	$(46)

Total Financial Derivative Instruments	$0	$(46)	$0	$(46)

Totals	$19,362	$1,408,396	$1,971	$1,429,729

There were no significant transfers into or out of Level 3 during the period ended September 30, 2021.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. The Fund’s investments in closed-end management investment companies are valued at the market price of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that

Notes to Financial Statements (Cont.)

the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Exchange Abbreviations:
USD (or $)	United States Dollar

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation	OTC	Over the Counter

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0001M	ICE 1-Month USD LIBOR	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association	PSF	Public School Fund
AGM	Assured Guaranty Municipal	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
BABs	Build America Bonds	TBA	To-Be-Announced